LEGAL RELATED AND NON LEGAL RELATED PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of legal-related and non legal-related provision [abstract]
Disclosure of legal related and non legal related provisions

	For legal		Non-legal		Total provisions
Balance as of January 1, 2020	Ps.	194,680	Ps.	673,962	Ps.	868,642
Business combination (1)		2,417		1,415		3,832
Provisions increase during the year		190,860		119,982		310,842
Use of provisions		(20,951)		(88,780)		(109,731)
Reversed provisions not utilized		(124,616)		(42,616)		(167,232)
Effect of movements in exchange rates		(144)		6,065		5,921
Reclassification BAC (2) (3)		—		1,023		1,023
Discontinued operations (2)		(472)		25		(447)
Balance as of December 31, 2020	Ps.	241,774	Ps.	671,076	Ps.	912,850
Provisions increase during the year		196,452		410,810		607,262
Use of provisions		(72,892)		(47,426)		(120,318)
Reversed provisions not utilized		(118,865)		(146,599)		(265,464)
Effect of movements in exchange rates		503		7,649		8,152
Reclassification BAC (2) (3)		(9,749)		3,382		(6,367)
Discontinued operations (2)		10,306		3,840		14,146
Balance as of December 31, 2021	Ps.	247,529	Ps.	902,732	Ps.	1,150,261
Provisions increase during the year		183,294		380,005		563,299
Use of provisions		(44,895)		(200,406)		(245,301)
Reversed provisions not utilized (4)		(155,475)		(62,180)		(217,655)
Effect of movements in exchange rates		370		17,810		18,180
Loss of control in subsidiary (2)		(2,047)		(40,193)		(42,240)
Discontinued operations (2)		417		210		627
Balance as of December 31, 2022	Ps.	229,193	Ps.	997,978	Ps.	1,227,171

(1) Includes recognition of the business combination on Multi Financial Group, Inc., (see note 35).

(2) See note 1.1 “ Discontinued operations of  BAC Holding”.

(3) Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(4) For legal related, recovery of provisions by Porvenir for December of 2022 by Ps. 149,598 for claims for nullity of affiliations that were in progress.

Estimated period to be canceled	Legal provisions		Non-legal		Total provisions
Within twelve months	Ps.	9,449	Ps.	363,888	Ps.	373,337
After twelve months		219,744		634,090		853,834
Balance as of December 31, 2022	Ps.	229,193	Ps.	997,978	Ps.	1,227,171

Estimated period to be canceled	Legal provisions		Non-legal		Total provisions
Within twelve months	Ps.	7,892	Ps.	225,226	Ps.	233,118
After twelve months		239,637		677,506		917,143
Balance as of December 31, 2021	Ps.	247,529	Ps.	902,732	Ps.	1,150,261